Loans and Allowance for Loan Losses - Recorded balance, at original cost, of troubled debt restructurings, which were performing according to the terms of the restructuring (Details 7) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, original cost, performing	$ 2,246,741	$ 2,338,091
Real estate loans | 1-4 family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, original cost, performing	677,031	666,744
Real estate loans | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, original cost, performing	826,459	1,362,088
Real estate loans | Agricultural real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, original cost, performing	236,500	0
Real estate loans | Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, original cost, performing	4,417	6,009
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, original cost, performing	343,414	245,710
Agricultural business
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, original cost, performing	93,914	0
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, original cost, performing	$ 65,006	$ 57,540